Segment Reporting (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of Geographical information activities

Geographical segments	Oregon	Michigan	Other	Total
	$	$	$	$
Non-current assets other than financial instruments
As at October 31, 2021	3,912,430	2,979,492	-	6,891,922
As at October 31, 2020	757,480	399,316	-	1,156,796
Year ended October 31, 2021
Net revenue	5,152,286	3,882,332	344,055	9,378,673
Gross profit (loss)	2,325,304	3,585,462	189,702	6,100,468
Year ended October 31, 2020
Net revenue	3,846,223	-	393,381	4,239,604
Gross profit (loss)	1,723,483	-	122,214	1,845,697
Year ended October 31, 2019
Net revenue	3,924,983	-	-	3,924,983
Gross profit (loss)	852,599	-	-	852,599